Biological Assets - Significant Unobservable Assumptions Used in the Valuation of Biological Assets, Including Sensitivities (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 CAD ($) g $ / g	Jun. 30, 2020 CAD ($) $ / g g
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Reasonably possible increase in unobservable input, assets | $ / g	1.00	1.00
Reasonably possible decrease in unobservable input, assets | $ / g	1.00	1.00
Average selling price per gram
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets | $ / g	5.69	4.60
Reasonably possible increase in unobservable input, assets | $ / g	1.00	1.00
Reasonably possible decrease in unobservable input, assets | $ / g	1.00	1.00
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 5,067	$ 6,536
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 5,067	$ 6,536
Weighted average yield (grams per plant)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets | g	30.69	52.73
Reasonably possible increase in unobservable input, assets | g	5	5
Reasonably possible decrease in unobservable input, assets | g	5	5
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 3,337	$ 1,747
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 3,337	$ 1,747
Weighted average effective yield
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets	0.84	0.49
Reasonably possible increase in unobservable input, assets	0.05	0.05
Reasonably possible decrease in unobservable input, assets	0.05	0.05
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 890	$ 1,614
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 890	$ 1,614
Standard cost per gram to complete production
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input, assets | $ / g	1.72	1.45
Increase in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 6,323	$ 8,935
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 6,323	$ 8,935